DISCONTINUED OPERATIONS (Schedule of Revenues and Income (Loss) from Discontinued Operations) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Revenues and income (loss) from discontinued operations
Income (loss) from and on sale of discontinued operation, net of income tax		$ 52,610	¥ 340,798	¥ (57,764)	¥ (346,449)
21st School [Member]
Revenues and income (loss) from discontinued operations
Income (loss) from discontinued operation, net of income tax					74,938
Income (loss) from and on sale of discontinued operation, net of income tax					2,734	¥ 49,706
Taishidian Holding [Member]
Revenues and income (loss) from discontinued operations
Revenues					¥ 50,043
Impairment loss
Income (loss) from discontinued operation					¥ (22,735)
Income tax benefit (expense)					(6,637)
Income (loss) from discontinued operation, net of income tax					(29,372)
Income (loss) on sale of discontinued operation, net of income tax	[1]				(174,629)
Income (loss) from and on sale of discontinued operation, net of income tax					(204,001)
Foreign currency translation adjustment					5,538
21st School [Member]
Revenues and income (loss) from discontinued operations
Revenues					¥ 17,939
Impairment loss
Income (loss) from discontinued operation					¥ 3,312
Income tax benefit (expense)					(578)
Income (loss) from discontinued operation, net of income tax					2,734
Income (loss) on sale of discontinued operation, net of income tax	[2]				(74,938)
Income (loss) from and on sale of discontinued operation, net of income tax					(72,204)
Jinghan Group [Member]
Revenues and income (loss) from discontinued operations
Revenues			¥ 171,938	¥ 679,295	¥ 603,976
Impairment loss
Income (loss) from discontinued operation			¥ (4,499)	¥ (73,499)	¥ (89,291)
Income tax benefit (expense)			1,385	15,735	19,047
Income (loss) from discontinued operation, net of income tax			(3,114)	¥ (57,764)	¥ (70,244)
Income (loss) on sale of discontinued operation, net of income tax	[3]		343,912
Income (loss) from and on sale of discontinued operation, net of income tax			340,798	¥ (57,764)	¥ (70,244)
Foreign currency translation adjustment			¥ 9,084

[1]	Foreign currency translation adjustment included in the loss on sale of discontinued operation is RMB 5,538 for the year ended December 31, 2013.
[2]	No foreign currency translation adjustment is included in the loss on sale of discontinued operation.
[3]	Foreign currency translation adjustment included in the loss on sale of discontinued operation is RMB 9,084 for the year ended December 31, 2015.